Shareholder Fees	Jun. 30, 2025
SIT LARGE CAP GROWTH FUND INC | SIT LARGE CAP GROWTH FUND INC
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)